Expense Example - Harbor Alpha Layering ETF - NONE or SAME	Jul. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	$ 233